Statements of Net Assets Available For Benefits - EBP 003 [Member] - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Investments at fair value:
Investments at fair value		$ 754,812,944	$ 648,984,825
Receivables:
Employer contributions		454,852	1,153,891
Notes receivable from participants		9,037,921	8,196,913
Total receivables		9,492,773	9,350,804
Net assets available for benefits		764,305,717	658,335,629
Mutual funds [Member]
Investments at fair value:
Investments at fair value		664,192,205	570,106,871
Collective trust funds [Member]
Investments at fair value:
Investments at fair value	[1]	28,514,211	29,681,618
Stable value fund [Member]
Investments at fair value:
Investments at fair value	[1]	25,860,529	23,071,726
Self-directed brokerage accounts [Member]
Investments at fair value:
Investments at fair value		12,382,494	10,353,154
Gray Media, Inc. Unitized Common Stock Fund - Class A [Member]
Investments at fair value:
Investments at fair value		3,219,568	1,876,820
Gray Media, Inc. Common Stock Fund [Member]
Investments at fair value:
Investments at fair value		$ 20,643,937	$ 13,894,636

[1]	The investments in the stable value and collective trust funds are measured at fair value using the net asset value per share as a practical expedient and have not been categorized in the fair value hierarchy. The fair value amount presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts present in the Statements of Net Assets Available for Benefits.